Income Taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Taxes
Percentage of income before income taxes	24.00%	16.00%	26.00%
Percentage of current income tax expense	21.00%	14.00%	5.00%
Undistributed Earnings of Foreign Subsidiaries	$ 755,000
Liability for Uncertainty in Income Taxes, Noncurrent	6,120	$ 7,354	$ 8,393
Unrecognized tax benefits that would impact effective tax rate	6,100
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	$ 1,900